8. Derivative financial instruments and Short positions (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Swap [Member]
Statement Line Items [Line Items]
Notional	[1]	R$ 398,925,842	R$ 0	R$ 0
Swap [Member] | Assets [Member]
Statement Line Items [Line Items]
Notional	[1]	278,752,387	282,164,189	177,233,869
Swap [Member] | Assets [Member] | Stock Exchange [Member]
Statement Line Items [Line Items]
Notional		82,122,957	150,179,790
Swap [Member] | Assets [Member] | Over the Counter [Member]
Statement Line Items [Line Items]
Notional		196,629,429	131,984,399
Options [Member]
Statement Line Items [Line Items]
Notional	[1]	2,043,286,085	1,446,536,133	335,073,080
Options [Member] | Stock Exchange [Member]
Statement Line Items [Line Items]
Notional		1,940,172,322	1,423,788,845
Options [Member] | Over the Counter [Member]
Statement Line Items [Line Items]
Notional		103,113,762	22,734,117
Futures Contracts [Member]
Statement Line Items [Line Items]
Notional	[1]	270,258,566	433,873,180	289,508,200
Futures Contracts [Member] | Stock Exchange [Member]
Statement Line Items [Line Items]
Notional		270,258,566	433,873,181
Futures Contracts [Member] | Over the Counter [Member]
Statement Line Items [Line Items]
Notional
Forward Contracts and Others [Member]
Statement Line Items [Line Items]
Notional	[1]	163,040,700	169,401,317	R$ 90,910,841
Forward Contracts and Others [Member] | Stock Exchange [Member]
Statement Line Items [Line Items]
Notional		25,182,494	42,651,980
Forward Contracts and Others [Member] | Over the Counter [Member]
Statement Line Items [Line Items]
Notional		R$ 137,858,206	R$ 126,749,337

[1]	Nominal value of updated contracts.